Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired In Millions, unless otherwise specified			0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2013 MacDermid [Member] USD ($)	Dec. 31, 2014 MacDermid [Member] USD ($)	Jan. 31, 2014 MacDermid [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] USD ($)	Oct. 01, 2014 Agriphar [Member] EUR (€)	Dec. 31, 2014 Agriphar [Member] USD ($)	Nov. 03, 2014 CAS [Member] USD ($)	Dec. 31, 2014 CAS [Member] USD ($)
Consideration
Cash, net				$ 916.5		$ 350.0		$ 350.2	$ 983.0	$ 983.1
Equity Instruments				115.4				16.6		52.0
Long-term debt				754.2
Derivative liability								3.5
Contingent Consideration	63.9	34.8		35.5	35.5			3.4
Total Consideration			1,800.0	1,821.6		370.0	300.0	370.3	1,040.0	1,035.1
Transaction related costs				15.2				4.2	33.9	33.9
Identifiable Assets acquired and Liabilities Assumed
Accounts receivable				147.4				57.6		150.7
Inventories				115.3				41.5		129.3
Other current assets				26.2				1.6		15.5
Property, plant and equipment				140.9				31.7		11.6
Identifiable intangible assets				729.0				183.0		534.0
Other assets				28.3				5.4		21.5
Current Liabilities				(117.9)				(48.3)		(69.9)
Non-current deferred tax liability				(171.2)				(64.9)		(25.3)
Other long term liabilities				(66.6)				(15.9)		(13.3)
Total identifiable net assets				831.4				191.7		754.1
Goodwill	1,405.3	989.8		990.2				178.6		281.0
Total purchase price				$ 1,821.6				$ 370.3		$ 1,035.1